Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

CNH does not currently grant stock options, stock appreciation rights, or similar option-like instruments. As such, CNH does not have a specific policy or practice on the timing of awards of options or option-like instruments in relation to the disclosure of material nonpublic information by CNH. In the event that CNH determines to grant awards of options or option-like instruments, the HCC Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false